Accounting policies - Additional information (Details) - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended		9 Months Ended
		Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Restatement Of Previously Issued Financial Information [Line Items]
Cash and cash equivalents and short-term bank deposits						£ 561,085
Unrestricted cash and short-term bank deposits						559,749
Net cash flows (used in)/from operating activities		£ (15,645)		£ 27,552	£ 5,853	(13,475)	£ 7,474
Reorganisation elimination entry	[1]		£ (218,011)				(218,011)
Foreign exchange gain		(7,784)		(24,517)		(31,815)	(39)
Exchange losses on cash and cash equivalents		7,759		24,588	2,132	£ 32,018	19
Merger Reserve
Restatement Of Previously Issued Financial Information [Line Items]
Reorganisation elimination entry	[1]		£ 54,213				£ 54,213
Adjustment
Restatement Of Previously Issued Financial Information [Line Items]
Net cash flows (used in)/from operating activities		(7,725)		(24,481)
Foreign exchange gain		(7,725)		(24,481)	2,131
Exchange losses on cash and cash equivalents		7,725		24,481
As originally reported
Restatement Of Previously Issued Financial Information [Line Items]
Net cash flows (used in)/from operating activities		(7,920)		52,033	3,722
Foreign exchange gain		(59)		(36)
Exchange losses on cash and cash equivalents		£ 34		£ 107	£ 1

[1]	*See note 2 for details of the restatement.